Working capital - Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
30 June 2021	£ 412
Exchange differences	18
Disposal of businesses	(6)
Provisions charged during the year	65
Provisions utilised during the year	(89)
Transfers from other payables	12
Unwinding of discounts	5
30 June 2022	417	£ 412
Current liabilities	159	138
Non-current liabilities	258	274
Provisions	417	412
Thalidomide
Disclosure of other provisions [line items]
30 June 2021	190
Exchange differences	0
Disposal of businesses	0
Provisions charged during the year	0
Provisions utilised during the year	(16)
Transfers from other payables	0
Unwinding of discounts	4
30 June 2022	178	190
Current liabilities	12
Non-current liabilities	166
Provisions	178	190
Other
Disclosure of other provisions [line items]
30 June 2021	222
Exchange differences	18
Disposal of businesses	(6)
Provisions charged during the year	65
Provisions utilised during the year	(73)
Transfers from other payables	12
Unwinding of discounts	1
30 June 2022	239	222
Current liabilities	147
Non-current liabilities	92
Provisions	£ 239	£ 222